Consolidated Statement of Comprehensive Income (Parenthetical) - CAD ($) $ in Millions	3 Months Ended			6 Months Ended
	Apr. 30, 2019	Jan. 31, 2019	Apr. 30, 2018	Apr. 30, 2019	Apr. 30, 2018
Statement [LineItems]
Net of income tax provision, reclassification to earnings of (gains) losses	$ 5	$ 5	$ 8	$ 10	$ 12
Net of income tax (provision) recovery, gains (losses) on derivatives designated as cash flow hedges	(156)	(274)	39	(430)	240
Net of income tax (recovery), reclassification to earnings of losses on derivatives designated as cash flow hedges	(18)	(13)	(30)	(31)	(41)
Net of income tax (provision) recovery, unrealized gains on hedges of net foreign operations	38	(5)	65	33	18
Net of income tax (provision) recovery, gains (losses) on remeasurement of pension and other employee future benefit plans	1	54	(10)	55	(60)
Net of income tax (provision) recovery, gains (losses) on remeasurement of own credit risk on financial liabilities designated at fair value	36	(29)	(15)	7	11
Debt securities [member]
Statement [LineItems]
Net of income tax (provision) recovery, unrealized gains (losses) on fair value through OCI securities	$ (17)	$ (61)	$ 30	$ (78)	$ 54